Changes in consolidated statements of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in consolidated statements of comprehensive income [line items]
Net investment hedge	$ 91	$ 216	$ (201)
Net actuarial gains/losses from defined benefit plans, net of taxes	(103)	1,809	143
Currency translation effects	(450)	(4,762)	3,194
Income tax relating to components of other comprehensive income	(43)	(317)
Fair value adjustments on financial instruments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	188	220	120
Total value adjustments	(382)	194	250
Fair value adjustments related to divestments		(62)
Value adjustments on comprehensive income at end of period	(198)	188	220
Fair value adjustments on equity securities
Changes in consolidated statements of comprehensive income [line items]
Fair value adjustments on equity securities, net of taxes	(382)	194	250
Fair value adjustments on equity securities sold, reclassified to retained earnings	(4)	(164)	(150)
Income tax relating to components of other comprehensive income	81	(44)	(36)
Fair value adjustments on equity securities sold
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income	0	48
Value adjustments related to divestments
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income	(4)
Net investment hedge
Changes in consolidated statements of comprehensive income [line items]
Income tax relating to components of other comprehensive income	(30)	33
Actuarial gains/losses from defined benefit plans
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(3,968)	(5,773)	(5,919)
Net actuarial gains/losses from defined benefit plans, net of taxes	(104)	1,808	145
Total value adjustments	(104)	1,808	145
Fair value adjustments related to divestments	34	(3)	2
Impact of change in ownership of consolidated entities			(1)
Value adjustments on comprehensive income at end of period	(4,038)	(3,968)	(5,773)
Income tax relating to components of other comprehensive income	(104)	(323)	(3)
Cumulative currency translation effects
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(407)	4,134	1,142
Net investment hedge	91	216	(201)
Currency translation effects	(444)	(4,757)	3,193
Total value adjustments	(353)	(4,541)	2,992
Value adjustments on comprehensive income at end of period	(760)	(407)	4,134
Income tax relating to components of other comprehensive income	18	17	10
Cumulative currency translation gains/losses recycled through income statement	13	3,200	0
Total value adjustments
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(4,187)	(1,419)	(4,657)
Fair value adjustments on equity securities, net of taxes	(382)	194	250
Net investment hedge	91	216	(201)
Net actuarial gains/losses from defined benefit plans, net of taxes	(104)	1,808	145
Currency translation effects	(444)	(4,757)	3,193
Total value adjustments	(839)	(2,539)	3,387
Fair value adjustments on equity securities sold, reclassified to retained earnings	(4)	(164)	(150)
Fair value adjustments related to divestments	34	(65)	2
Impact of change in ownership of consolidated entities			(1)
Value adjustments on comprehensive income at end of period	(4,996)	(4,187)	(1,419)
Non-controlling interests [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(33)	(29)	(29)
Net actuarial gains/losses from defined benefit plans, net of taxes	1	1	(2)
Currency translation effects	(6)	(5)	1
Total value adjustments	(5)	(4)	(1)
Impact of change in ownership of consolidated entities			1
Value adjustments on comprehensive income at end of period	(38)	(33)	(29)
Total fair value adjustments [member]
Changes in consolidated statements of comprehensive income [line items]
Value adjustments on comprehensive income at beginning of period	(4,220)	(1,448)	(4,686)
Fair value adjustments on equity securities, net of taxes	(382)	194	250
Net investment hedge	91	216	(201)
Net actuarial gains/losses from defined benefit plans, net of taxes	(103)	1,809	143
Currency translation effects	(450)	(4,762)	3,194
Total value adjustments	(844)	(2,543)	3,386
Fair value adjustments on equity securities sold, reclassified to retained earnings	(4)	(164)	(150)
Fair value adjustments related to divestments	34	(65)	2
Value adjustments on comprehensive income at end of period	$ (5,034)	$ (4,220)	$ (1,448)